Summary of Class B Series Three Common Shares Granted (Detail) - shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemptions	(161,415)	0
Class B Series Three Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
B2/B3 Share exchange	80,009
Before Income Tax Withheld | Class B Series Three Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	2,071,993	1,634,452
Grants	663,620	635,074
Redemptions	(322,019)	(197,533)
B2/B3 Share exchange	80,009
Shares outstanding at June 30, 2015	2,493,603	2,071,993
Income Tax Withheld | Class B Series Three Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	(666,151)	(470,862)
Grants	(236,241)	(195,289)
Redemptions	0	0
B2/B3 Share exchange	0
Shares outstanding at June 30, 2015	(902,392)	(666,151)
After Income Tax Withheld | Class B Series Three Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	1,405,842	1,163,590
Grants	427,379	439,785
Redemptions	(322,019)	(197,533)
B2/B3 Share exchange	80,009
Shares outstanding at June 30, 2015	1,591,211	1,405,842